Real Estate Properties Held for Lease, Net (Tables)	12 Months Ended
Dec. 31, 2025
Real Estate [Abstract]
Summary of Components of Real Estate Properties Held for Lease

The following summarizes the components of real estate properties held for lease as at December 31, 2024 and 2025:

At December 31,	2024	2025
	(’000)	(’000)
Building at cost	$152,420	$150,065
Less: accumulated depreciation	(16,992)	(21,427)
Net book value	$135,428	$128,638